Propery, Plant And Equipment, Net - Schedule of Property, Plant and Equipment, Net (Details) - USD ($)		Mar. 31, 2026	Sep. 30, 2025
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, Gross		$ 11,316,921	$ 9,927,726
Less: accumulated depreciation		(194,743)	(92,716)
Property, plant and equipment, net		11,122,178	9,835,010
Plant and Buildings [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, Gross	[1]	11,167,085
Construction in progress [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, Gross	[1]		9,782,541
Vehicles [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, Gross		118,345	114,671
Furniture, fixtures and equipment [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, Gross		$ 31,491	$ 30,514

[1]

The construction of the Changzhou manufacturing plant was substantially completed and the relevant buildings were ready for their intended use in January 2026. Accordingly, the carrying amount of construction in progress related to the project was transferred to property and buildings in January 2026, and depreciation commenced when the assets were available for their intended use. Any subsequent renovation or fit-out costs, if incurred, will be accounted for separately and capitalized only when they meet the capitalization criteria.

For the six months ended March 31, 2025 and 2026, the Group capitalized interest costs of $179,787 and $104,523, respectively, related to the long-term borrowings from Bank of Jiangnan during the period in which the qualifying assets were under construction. Since the Changzhou manufacturing plant was transferred to property and buildings in January 2026, interest capitalization ceased when the related assets were substantially complete and ready for their intended use.